INVESTMENT PROPERTY	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
13.	INVESTMENT PROPERTY

	2017	2016
	RMB’000	RMB’000
Cost
At December 31, 2017 and 2016	37,253	37,253

Accumulated depreciation
As of beginning of the year	(1,570)	-
Transfer from property, plant and equipment	-	(1,101)
Depreciation for the year	(180)	(469)
As of end of the year	(1,750)	(1,570)

Impairment for the year
As of beginning of the year	(28,892)	-
Transfer from property, plant and equipment	-	(17,972)
Impairment losses recognized in profit or loss transferred from property, plant and equipment	(1,617)	(10,920)
As of end of the year	(30,509)	(28,892)

Carrying amount
At December 31, 2017 and 2016	4,994	6,791

The fair value of this investment property, which is the estimation of the depreciated replacement cost, as of December 31, 2017 was RMB36,300,000.

At the end of the reporting period, the Company assessed the recoverable amount of investment property, and determined that carrying amount was impaired by RMB1,617,000 (2016: 10,920,000).